Ultra Series Fund | March 31, 2020

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 92.2%
Bond Funds - 64.1%
Baird Aggregate Bond Fund Institutional Shares		1,258,888	$14,238,025
iShares 20+ Year Treasury Bond ETF		30,610	5,049,732
Madison Core Bond Fund Class Y (A)		2,280,371	23,510,629
Madison Corporate Bond Fund Class Y (A)		624,784	7,110,038
Vanguard Short-Term Corporate Bond ETF (B)		173,936	13,758,338
Vanguard Short-Term Treasury ETF		237,351	14,796,461
			78,463,223
Foreign Stock Funds - 5.1%
iShares Edge MSCI Minimum Volatility EAFE ETF		52,080	3,231,564
iShares MSCI China ETF		42,265	2,419,671
Vanguard FTSE All-World ex-U.S. ETF		14,990	614,890
			6,266,125
Stock Funds - 23.0%
iShares Core S&P Mid-Cap ETF		685	98,544
JPMorgan BetaBuilders Japan ETF		39,640	811,431
Madison Dividend Income Fund Class Y (A)		340,032	7,592,911
Madison Investors Fund Class Y (A)		434,262	8,224,926
Madison Mid Cap Fund Class Y (A)		174,884	1,584,446
Vanguard Health Care ETF		19,068	3,167,004
Vanguard Information Technology ETF (B)		31,198	6,610,856
			28,090,118
Total Investment Companies (Cost $111,936,388)			112,819,466
SHORT-TERM INVESTMENTS - 9.0%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (C)		8,816,955	8,816,955
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (C) (D)		2,182,704	2,182,704
Total Short-Term Investments (Cost $10,999,659)			10,999,659
TOTAL INVESTMENTS - 101.2% (Cost $122,936,047)			123,819,125
NET OTHER ASSETS AND LIABILITIES - (1.2%)			(1,438,383)
TOTAL NET ASSETS - 100.0%			$122,380,742

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $15,837,554, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia & Far East.
ETF	Exchange Traded Fund.

Ultra Series Fund | March 31, 2020

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 89.0%
Bond Funds - 39.7%
Baird Aggregate Bond Fund Institutional Shares		808,357	$9,142,522
iShares 20+ Year Treasury Bond ETF		32,959	5,437,246
Madison Core Bond Fund Class Y (A)		2,344,423	24,170,998
Madison Corporate Bond Fund Class Y (A)		46,682	531,236
Vanguard Short-Term Corporate Bond ETF (B)		191,540	15,150,814
Vanguard Short-Term Treasury ETF		178,896	11,152,377
			65,585,193
Foreign Stock Funds - 9.0%
iShares Edge MSCI Minimum Volatility EAFE ETF		113,607	7,049,314
iShares MSCI China ETF		80,649	4,617,155
SPDR S&P Emerging Asia Pacific ETF (B)		18,877	1,603,035
Vanguard FTSE All-World ex-U.S. ETF		40,482	1,660,572
			14,930,076
Stock Funds - 40.3%
iShares Core S&P Mid-Cap ETF		1,134	163,137
JPMorgan BetaBuilders Japan ETF		133,997	2,742,919
Madison Dividend Income Fund Class Y (A)		764,026	17,060,690
Madison Investors Fund Class Y (A)		993,599	18,818,761
Madison Mid Cap Fund Class Y (A)		617,921	5,598,366
Vanguard Health Care ETF (B)		38,359	6,371,046
Vanguard Information Technology ETF (B)		74,580	15,803,502
			66,558,421
Total Investment Companies (Cost $147,634,404)			147,073,690
SHORT-TERM INVESTMENTS - 14.1%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (C)		16,346,250	16,346,250
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (C) (D)		6,856,264	6,856,264
Total Short-Term Investments (Cost $23,202,514)			23,202,514
TOTAL INVESTMENTS - 103.1% (Cost $170,836,918)			170,276,204
NET OTHER ASSETS AND LIABILITIES - (3.1%)			(5,103,030)
TOTAL NET ASSETS - 100.0%			$165,173,174

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $23,459,822, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 86.0%
Bond Funds - 19.8%
Baird Aggregate Bond Fund Institutional Shares		86,059	$973,328
iShares 20+ Year Treasury Bond ETF		6,854	1,130,705
Madison Core Bond Fund Class Y (A)		318,948	3,288,357
Vanguard Short-Term Corporate Bond ETF (B)		33,191	2,625,408
Vanguard Short-Term Treasury ETF		35,871	2,236,198
			10,253,996
Foreign Stock Funds - 13.9%
iShares Edge MSCI Minimum Volatility EAFE ETF		37,249	2,311,300
iShares MSCI China ETF (B)		40,558	2,321,946
SPDR S&P Emerging Asia Pacific ETF (B)		11,836	1,005,113
Vanguard FTSE All-World ex-U.S. ETF		38,207	1,567,251
			7,205,610
Stock Funds - 52.3%
iShares Core S&P Mid-Cap ETF		330	47,474
JPMorgan BetaBuilders Japan ETF		77,004	1,576,272
Madison Dividend Income Fund Class Y (A)		309,518	6,911,535
Madison Investors Fund Class Y (A)		367,719	6,964,606
Madison Mid Cap Fund Class Y (A)		279,107	2,528,711
Vanguard Health Care ETF		16,916	2,809,578
Vanguard Information Technology ETF (B)		29,744	6,302,754
			27,140,930
Total Investment Companies (Cost $46,017,891)			44,600,536
SHORT-TERM INVESTMENTS - 14.6%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (C)		6,584,294	6,584,294
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (C) (D)		1,000,414	1,000,414
Total Short-Term Investments (Cost $7,584,708)			7,584,708
TOTAL INVESTMENTS - 100.6% (Cost $53,602,599)			52,185,244
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(328,075)
TOTAL NET ASSETS - 100.0%			$51,857,169

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $3,961,781, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 4.0%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 1.025%, 5/15/23	$275,000	$268,283
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	101,070
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	159,881	158,890
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	82,517	81,717
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	96,517	96,523
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	150,277
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	217,862
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	350,000	340,216
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	47,405	47,359
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	242,764	241,644
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	500,000	497,980
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	185,000	178,257
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	300,000	297,090
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	997,165
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	670,000	678,057
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	236,315
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	199,516
Total Asset Backed Securities ( Cost $4,822,669 )		4,788,221
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	347,101	317,741
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,401,339	117,469
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	316,004	340,129
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	431,237	473,213
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	351,257	411,614
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	108,702	110,022
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	472,761	488,851
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,714,410	111,477
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,377,955	33,933
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (D), 4%, 8/25/49	23,461	23,261
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (D), 4%, 9/25/49	195,043	193,960
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	234,088	238,521
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (D), 4%, 11/25/49	67,044	67,088
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	433,056	438,204
OBX Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	385,439	373,643
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (D), 4%, 11/25/48	247,887	246,259
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	226,442	229,906
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	200,773	202,782
Total Collateralized Mortgage Obligations ( Cost $4,662,930 )		4,418,073
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.136%, 11/25/27	250,000	264,177
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.605%, 1/25/22	21,940,048	178,651
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	328,466
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.314%, 9/25/26	11,913,598	202,859
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	726,091

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.565%, 11/25/47	500,000	492,078
Total Commercial Mortgage-Backed Securities ( Cost $2,113,073 )		2,192,322
CORPORATE NOTES AND BONDS - 31.1%
Communication Services - 2.0%
Comcast Corp., 3.4%, 4/1/30	150,000	162,585
Comcast Corp., 4.7%, 10/15/48	250,000	323,875
Verizon Communications Inc., 4.329%, 9/21/28	347,000	394,650
Verizon Communications Inc., 3.875%, 2/8/29	300,000	331,775
Verizon Communications Inc., 4.4%, 11/1/34	300,000	350,142
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	260,265
Vodafone Group PLC (E), 5%, 5/30/38	250,000	270,009
Walt Disney Co./The, 3.8%, 3/22/30	300,000	337,185
		2,430,486
Consumer Discretionary - 5.6%
Advance Auto Parts Inc., 4.5%, 12/1/23	750,000	770,660
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	414,899
Discovery Communications LLC, 5%, 9/20/37	500,000	485,644
DISH DBS Corp., 6.75%, 6/1/21	150,000	152,100
eBay Inc., 1.9%, 3/11/25	325,000	306,931
ERAC USA Finance LLC (A), 6.7%, 6/1/34	100,000	129,579
Expedia Group Inc., 3.25%, 2/15/30	350,000	292,983
Kimberly-Clark Corp., 3.1%, 3/26/30	225,000	243,409
Lennar Corp., 4.75%, 4/1/21	500,000	495,000
Lowe's Cos. Inc., 4.55%, 4/5/49	400,000	431,518
McDonald's Corp., MTN, 2.125%, 3/1/30	250,000	230,952
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	467,126
McDonald's Corp., MTN, 4.2%, 4/1/50	150,000	167,782
NIKE Inc., 2.85%, 3/27/30	150,000	158,488
NIKE Inc., 3.375%, 3/27/50	600,000	654,542
QVC Inc., 4.75%, 2/15/27	225,000	199,018
TJX Cos. Inc./The, 3.875%, 4/15/30	300,000	309,728
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	839,959
		6,750,318
Consumer Staples - 1.3%
General Mills Inc., 2.875%, 4/15/30	200,000	199,980
Mars Inc. (A), 3.875%, 4/1/39	350,000	371,594
PepsiCo Inc., 2.25%, 3/19/25	700,000	726,823
Sysco Corp., 5.95%, 4/1/30	300,000	314,952
		1,613,349
Energy - 2.8%
Antero Resources Corp., 5.625%, 6/1/23	150,000	60,000
Energy Transfer Operating L.P., 5.25%, 4/15/29	300,000	248,779
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	181,390
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	497,211
Helmerich & Payne Inc., 4.65%, 3/15/25	200,000	208,502
Kinder Morgan Inc., 5.55%, 6/1/45	800,000	815,384
MPLX L.P., 4.8%, 2/15/29	250,000	220,154
Occidental Petroleum Corp., 3.5%, 8/15/29	450,000	212,640

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

Occidental Petroleum Corp. (F), 4.4%, 8/15/49	200,000	86,417
Unit Corp., 6.625%, 5/15/21	600,000	42,540
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	765,695
		3,338,712
Financials - 11.1%
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	534,433
Aflac Inc., 4.75%, 1/15/49	400,000	437,114
Air Lease Corp., 3.75%, 2/1/22	250,000	228,827
American Express Co., 2.5%, 8/1/22	150,000	150,973
American Express Co., 4.2%, 11/6/25	350,000	383,046
American International Group Inc., 4.75%, 4/1/48	200,000	211,071
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	401,023
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	401,644
Bank of Montreal (E), 3.3%, 2/5/24	250,000	257,963
Capital One Financial Corp., 2.5%, 5/12/20	400,000	399,828
Capital One Financial Corp., 3.3%, 10/30/24	400,000	391,197
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	382,210
Citigroup Inc., (3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	469,928
Discover Bank, 3.45%, 7/27/26	75,000	73,319
Fifth Third Bank, 3.35%, 7/26/21	500,000	506,628
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	700,000	711,397
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	507,396
Healthpeak Properties Inc., 3.25%, 7/15/26	250,000	242,479
Huntington Bancshares Inc., 2.55%, 2/4/30	250,000	223,192
Huntington National Bank/The, 3.55%, 10/6/23	250,000	259,137
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	200,022
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	212,671
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	933,607
JPMorgan Chase & Co., Series II, FRN, (SOFR + 2.745%) (B), 4%, 4/1/25	400,000	341,600
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	169,005
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	400,000	441,979
M&T Bank Corp., 3.55%, 7/26/23	250,000	263,756
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	400,000	406,726
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,157,439
PNC Bank NA, 2.7%, 10/22/29	125,000	118,864
Regions Financial Corp., 3.2%, 2/8/21	750,000	742,929
Regions Financial Corp., 2.75%, 8/14/22	400,000	395,634
State Street Corp., (SOFR + 1.490%) (B), 3.031%, 11/1/34	125,000	120,639
Synchrony Financial, 3.75%, 8/15/21	100,000	100,194
Truist Bank, 2.25%, 3/11/30	325,000	297,165
Western Union Co./The, 2.85%, 1/10/25	125,000	124,393
Zions Bancorp NA, 3.5%, 8/27/21	250,000	249,747
		13,449,175
Health Care - 2.7%
AbbVie Inc., 3.75%, 11/14/23	400,000	414,444
Allergan Sales LLC (A), 5%, 12/15/21	250,000	259,022
Anthem Inc., 2.375%, 1/15/25	300,000	297,049
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	499,067
Cigna Corp., 4.375%, 10/15/28	50,000	53,660
Cigna Corp., 4.9%, 12/15/48	200,000	239,958

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

CVS Health Corp., 5.125%, 7/20/45	750,000	862,958
Humana Inc., 2.5%, 12/15/20	400,000	398,208
Zoetis Inc., 3%, 9/12/27	300,000	302,288
		3,326,654
Industrials - 1.4%
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	192,998
Carrier Global Corp. (A), 3.577%, 4/5/50	150,000	128,485
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	182,500
Masco Corp., 4.375%, 4/1/26	150,000	148,365
Otis Worldwide Corp. (A), 2.565%, 2/15/30	300,000	291,569
United Parcel Service Inc., 4.45%, 4/1/30	300,000	339,480
WRKCo Inc., 3.9%, 6/1/28	450,000	448,627
		1,732,024
Information Technology - 2.4%
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	501,741
Citrix Systems Inc., 4.5%, 12/1/27	105,000	108,401
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	296,814
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	400,000	408,948
Oracle Corp., 4%, 7/15/46	750,000	836,702
PayPal Holdings Inc., 2.4%, 10/1/24	450,000	439,807
Salesforce.com Inc., 3.7%, 4/11/28	250,000	276,762
		2,869,175
Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	300,000	328,753

Real Estate - 0.2%
Store Capital Corp., 4.5%, 3/15/28	200,000	199,457

Utilities - 1.3%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	137,607
Duke Energy Corp., 3.75%, 9/1/46	650,000	622,266
Florida Power and Light Co., 2.85%, 4/1/25	225,000	234,585
Interstate Power and Light Co., 3.5%, 9/30/49	225,000	203,736
PacifiCorp., 4.15%, 2/15/50	350,000	393,036
		1,591,230
Total Corporate Notes and Bonds ( Cost $37,993,571 )		37,629,333
LONG TERM MUNICIPAL BONDS - 2.1%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,206,680
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	500,040
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	800,000	880,568
Total Long Term Municipal Bonds ( Cost $2,584,029 )		2,587,288
MORTGAGE BACKED SECURITIES - 25.3%
Fannie Mae - 15.9%
3%, 9/1/30 Pool # 890696	848,837	892,739
3%, 12/1/30 Pool # AL8924	355,413	373,515
7%, 11/1/31 Pool # 607515	19,720	22,859
3.5%, 12/1/31 Pool # MA0919	97,610	104,924

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

6.5%, 3/1/32 Pool # 631377	25,525	28,287
7%, 5/1/32 Pool # 644591	6,027	6,279
6.5%, 6/1/32 Pool # 545691	209,092	238,122
3.5%, 8/1/32 Pool # MA3098	147,723	155,404
5.5%, 11/1/33 Pool # 555880	258,154	291,250
7%, 7/1/34 Pool # 792636	34,598	36,094
2.5%, 10/1/34 Pool # MA3797	235,960	244,773
4%, 2/1/35 Pool # MA2177	998,244	1,088,200
5%, 8/1/35 Pool # 829670	335,432	372,455
5%, 9/1/35 Pool # 820347	445,681	499,361
5%, 9/1/35 Pool # 835699	328,248	363,117
3.5%, 12/1/35 Pool # MA2473	709,157	762,203
5%, 12/1/35 Pool # 850561	112,665	125,370
4%, 6/1/36 Pool # AL8618	286,459	312,406
5.5%, 10/1/36 Pool # 901723	225,647	251,070
6.5%, 10/1/36 Pool # 894118	255,705	297,249
6%, 11/1/36 Pool # 902510	313,814	361,551
6%, 10/1/37 Pool # 947563	336,588	388,227
6.5%, 8/1/38 Pool # 987711	522,777	648,616
3%, 11/1/39 Pool # MA3831	242,802	256,254
4%, 1/1/41 Pool # AB2080	1,097,892	1,186,505
4.5%, 7/1/41 Pool # AB3274	425,216	465,714
5.5%, 7/1/41 Pool # AL6588	812,101	920,489
4%, 9/1/41 Pool # AJ1406	710,791	768,040
3.5%, 6/1/42 Pool # AO4136	1,206,969	1,294,639
4%, 6/1/42 Pool # MA1087	298,349	322,603
3.5%, 8/1/42 Pool # AP2133	558,984	599,717
3.5%, 9/1/42 Pool # AB6228	1,003,001	1,076,210
4%, 10/1/42 Pool # AP7363	720,415	778,989
3.5%, 3/1/43 Pool # AT0310	547,000	586,910
4%, 1/1/45 Pool # AS4257	159,723	172,661
4.5%, 2/1/45 Pool # MA2193	638,134	696,066
3.5%, 11/1/45 Pool # BA4907	466,315	496,670
3.5%, 12/1/45 Pool # AS6309	230,416	245,441
4.5%, 10/1/46 Pool # MA2783	79,699	86,915
4%, 12/1/46 Pool # BD2379	336,502	361,625
3%, 1/1/47 Pool # BE0108	385,655	407,290
4%, 7/1/48 Pool # MA3415	646,841	689,958
		19,276,767
Freddie Mac - 9.3%
4.5%, 2/1/25 Pool # J11722	95,380	101,493
4.5%, 5/1/25 Pool # J12247	179,867	190,900
8%, 6/1/30 Pool # C01005	9,800	11,767
7%, 3/1/31 Pool # C48129	43,371	44,189
2.5%, 2/1/32 Pool # ZS8641	232,047	240,898
2.5%, 10/1/34 Pool # SB8010	941,926	977,216
5.5%, 11/1/34 Pool # A28282	476,274	530,990
5.5%, 1/1/37 Pool # G04593	151,391	171,473
4%, 10/1/41 Pool # Q04092	499,280	539,449
3%, 9/1/42 Pool # C04233	1,291,454	1,365,369
3%, 4/1/43 Pool # V80025	1,524,615	1,611,953

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

3%, 4/1/43 Pool # V80026	1,508,564	1,594,985
3.5%, 8/1/44 Pool # Q27927	501,805	537,342
3%, 7/1/45 Pool # G08653	454,552	480,774
3.5%, 8/1/45 Pool # Q35614	855,403	911,890
3%, 10/1/46 Pool # G60722	825,747	871,760
4%, 3/1/47 Pool # Q46801	615,702	660,975
3.5%, 12/1/47 Pool # Q52955	410,332	435,028
		11,278,451
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	36,732	43,081
6.5%, 4/20/31 Pool # 3068	26,967	32,127
		75,208
Total Mortgage Backed Securities ( Cost $29,279,529 )		30,630,426
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.2%
U.S. Treasury Bonds - 12.5%
6.625%, 2/15/27	$2,000,000	2,827,187
4.500%, 5/15/38	2,000,000	3,167,578
3.750%, 8/15/41	1,000,000	1,486,250
3.000%, 5/15/45	1,250,000	1,702,734
2.500%, 5/15/46	1,000,000	1,261,602
2.250%, 8/15/46	1,250,000	1,508,887
3.000%, 5/15/47	1,000,000	1,386,172
3.375%, 11/15/48	1,250,000	1,854,639
		15,195,049
U.S. Treasury Notes - 17.7%
0.125%, 10/15/24	502,675	508,801
2.625%, 11/15/20	2,000,000	2,031,719
3.125%, 5/15/21	1,000,000	1,033,516
2.000%, 11/15/21	2,500,000	2,573,730
2.500%, 8/15/23	1,350,000	1,450,143
2.750%, 11/15/23	2,000,000	2,174,453
2.125%, 3/31/24	2,000,000	2,141,797
2.250%, 11/15/25	2,925,000	3,214,301
1.500%, 8/15/26	975,000	1,035,061
2.375%, 5/15/27	750,000	846,035
2.875%, 5/15/28	1,850,000	2,181,266
2.625%, 2/15/29	1,900,000	2,220,773
		21,411,595
Total U.S. Government and Agency Obligations ( Cost $30,811,115 )		36,606,644
	Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (G)	1,972,594	1,972,594
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (G) (H)	89,180	89,180
Total Short-Term Investments ( Cost $2,061,774 )		2,061,774
TOTAL INVESTMENTS - 99.8% ( Cost $114,328,690 )		120,914,081
NET OTHER ASSETS AND LIABILITIES - 0.2%		216,232
TOTAL NET ASSETS - 100.0%		$121,130,313

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2020.
(C)	Stepped rate security. Rate shown is as of March 31, 2020.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(F)
All or a portion of these securities, with an aggregate fair value of $85,768, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.

(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 62.6%
Communication Services - 5.4%
Comcast Corp., Class A	138,000	$4,744,440
Verizon Communications Inc.	110,000	5,910,300
		10,654,740
Consumer Discretionary - 5.6%
Home Depot Inc./The	25,500	4,761,105
McDonald's Corp.	23,000	3,803,050
TJX Cos. Inc./The	54,000	2,581,740
		11,145,895
Consumer Staples - 6.9%
Coca-Cola Co./The	30,500	1,349,625
Hershey Co./The	12,500	1,656,250
Nestle S.A., ADR	31,500	3,244,185
PepsiCo Inc.	35,000	4,203,500
Procter & Gamble Co./The	29,500	3,245,000
		13,698,560
Financials - 9.1%
BlackRock Inc.	9,300	4,091,721
Chubb Ltd.	22,500	2,513,025
JPMorgan Chase & Co.	46,500	4,186,395
Northern Trust Corp.	31,500	2,376,990
Travelers Cos. Inc./The	28,500	2,831,475
US Bancorp	55,500	1,911,975
		17,911,581
Health Care - 13.7%
Amgen Inc.	13,000	2,635,490
Bristol-Myers Squibb Co.	86,500	4,821,510
Gilead Sciences Inc.	16,500	1,233,540
Johnson & Johnson	42,500	5,573,025
Medtronic PLC	43,000	3,877,740
Merck & Co. Inc.	47,500	3,654,650
Novartis AG, ADR	35,700	2,943,465
Pfizer Inc.	71,000	2,317,440
		27,056,860
Industrials - 7.0%
Caterpillar Inc.	39,500	4,583,580
Emerson Electric Co.	41,094	1,958,129
Fastenal Co.	121,000	3,781,250
General Dynamics Corp.	10,800	1,428,948
Union Pacific Corp.	15,500	2,186,120
		13,938,027
Information Technology - 9.1%
Accenture PLC, Class A	11,200	1,828,512
Analog Devices Inc.	31,500	2,823,975
Automatic Data Processing Inc.	11,700	1,599,156

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Cisco Systems Inc.	112,000	4,402,720
Paychex Inc.	26,000	1,635,920
TE Connectivity Ltd.	41,000	2,582,180
Texas Instruments Inc.	32,000	3,197,760
		18,070,223
Materials - 2.0%
Linde PLC	22,500	3,892,500

Utilities - 3.8%
Dominion Energy Inc.	50,500	3,645,595
NextEra Energy Inc.	16,500	3,970,230
		7,615,825
Total Common Stocks ( Cost $100,750,740 )		123,984,211
	Par Value
ASSET BACKED SECURITIES - 1.7%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 1.025%, 5/15/23	150,000	146,336
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	200,000	203,261
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	101,070
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	99,926	99,306
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	209,043	207,015
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	96,517	96,523
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	125,876
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	300,000	291,614
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	46,475	46,431
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	53,948	53,699
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	500,000	497,980
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	110,000	105,991
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	200,000	198,060
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	498,582
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	390,000	394,690
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	141,789
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	200,000	199,864
Total Asset Backed Securities ( Cost $3,429,028 )		3,408,087
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Fannie Mae - 1.1%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	294,937	317,454
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	414,850	455,231
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	320,522	375,597
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	186,347	188,610
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	283,657	293,310
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	477,899
		2,108,101
Financials - 0.6%
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	14,077	13,956
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	156,034	155,168
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	134,088	134,177

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	275,581	278,857
OBX Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	385,439	373,643
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	148,732	147,755
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	135,865	137,944
		1,241,500
Total Collateralized Mortgage Obligations ( Cost $3,320,935 )		3,349,601
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	218,977
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	335,119
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.565%, 11/25/47	300,000	295,247
Total Commercial Mortgage-Backed Securities ( Cost $800,489 )		849,343
CORPORATE NOTES AND BONDS - 9.9%
Communication Services - 0.7%
AT&T Inc., 4.75%, 5/15/46	500,000	552,960
Comcast Corp., 4.15%, 10/15/28	275,000	308,774
Verizon Communications Inc., 4.329%, 9/21/28	309,000	351,432
Walt Disney Co./The, 3.8%, 3/22/30	150,000	168,592
		1,381,758
Consumer Discretionary - 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	311,174
Discovery Communications LLC, 5%, 9/20/37	300,000	291,387
DISH DBS Corp., 6.75%, 6/1/21	150,000	152,100
eBay Inc., 1.9%, 3/11/25	50,000	47,220
ERAC USA Finance LLC (A), 6.7%, 6/1/34	150,000	194,368
Expedia Group Inc., 3.25%, 2/15/30	250,000	209,274
Kimberly-Clark Corp., 3.1%, 3/26/30	125,000	135,227
Lennar Corp., 4.75%, 4/1/21	350,000	346,500
Lowe's Cos. Inc., 4.55%, 4/5/49	200,000	215,759
McDonald's Corp., MTN, 2.125%, 3/1/30	100,000	92,381
NIKE Inc., 3.375%, 3/27/50	200,000	218,181
TJX Cos. Inc./The, 3.875%, 4/15/30	125,000	129,053
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	345,866
		2,688,490
Consumer Staples - 0.2%
Mars Inc. (A), 3.875%, 4/1/39	150,000	159,255
PepsiCo Inc., 2.25%, 3/19/25	125,000	129,789
Sysco Corp., 5.95%, 4/1/30	125,000	131,230
		420,274
Energy - 1.6%
Antero Resources Corp., 5.625%, 6/1/23	100,000	40,000
Energy Transfer Operating L.P., 5.25%, 4/15/29	100,000	82,926
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	248,606
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	591,082
Kinder Morgan Inc., 5.55%, 6/1/45	320,000	326,153
MPLX L.P., 4.8%, 2/15/29	150,000	132,092

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Occidental Petroleum Corp., 3.5%, 8/15/29	200,000	94,507
Phillips 66, 4.65%, 11/15/34	500,000	465,042
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	23,955
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	362,336
Unit Corp., 6.625%, 5/15/21	200,000	14,180
Valero Energy Corp., 6.625%, 6/15/37	500,000	524,232
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	315,286
		3,220,397
Financials - 3.3%
American Express Co., 2.5%, 8/1/22	150,000	150,973
American Express Co., 4.2%, 11/6/25	250,000	273,605
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	401,023
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	251,028
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	200,524
Bank of Montreal (D), 3.3%, 2/5/24	150,000	154,778
Capital One Financial Corp., 3.3%, 10/30/24	400,000	391,197
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	314,145
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	750,000	762,211
Healthpeak Properties Inc., 3.25%, 7/15/26	200,000	193,983
Huntington Bancshares Inc., 2.55%, 2/4/30	150,000	133,915
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	508,100
JPMorgan Chase & Co., Series II, FRN, (SOFR + 2.745%) (B), 4%, 4/1/25	350,000	298,900
JPMorgan Chase & Co., 2.95%, 10/1/26	200,000	206,327
Mitsubishi UFJ Financial Group Inc. (D), 3.195%, 7/18/29	300,000	305,044
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	213,624
Morgan Stanley, 4.3%, 1/27/45	500,000	578,719
Regions Financial Corp., 3.2%, 2/8/21	500,000	495,286
Regions Financial Corp., 2.75%, 8/14/22	250,000	247,271
Synchrony Financial, 3.75%, 8/15/21	50,000	50,097
Synchrony Financial, 3.7%, 8/4/26	250,000	229,131
Truist Bank, 2.25%, 3/11/30	50,000	45,718
Western Union Co./The, 2.85%, 1/10/25	200,000	199,028
		6,604,627
Health Care - 0.9%
AbbVie Inc., 3.75%, 11/14/23	225,000	233,125
Anthem Inc., 2.375%, 1/15/25	200,000	198,033
Cigna Corp., 4.375%, 10/15/28	50,000	53,660
Cigna Corp., 4.9%, 12/15/48	100,000	119,979
CVS Health Corp., 5.125%, 7/20/45	400,000	460,244
Humana Inc., 2.5%, 12/15/20	300,000	298,656
UnitedHealth Group Inc., 3.7%, 8/15/49	150,000	166,179
Zoetis Inc., 3%, 9/12/27	225,000	226,716
		1,756,592
Industrials - 0.3%
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	91,250
Masco Corp., 4.375%, 4/1/26	75,000	74,183
United Parcel Service Inc., 4.45%, 4/1/30	150,000	169,740
WRKCo Inc., 3.9%, 6/1/28	175,000	174,466
		509,639

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 1.0%
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	300,000	283,768
Citrix Systems Inc., 4.5%, 12/1/27	85,000	87,753
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	207,770
Intel Corp., 3.734%, 12/8/47	435,000	507,312
Oracle Corp., 4%, 7/15/46	300,000	334,681
PayPal Holdings Inc., 2.4%, 10/1/24	350,000	342,072
Thomson Reuters Corp. (D), 4.3%, 11/23/23	200,000	202,187
		1,965,543
Materials - 0.2%
DuPont de Nemours Inc., 4.725%, 11/15/28	295,000	323,274

Real Estate - 0.1%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	100,000	93,052
Store Capital Corp., 4.5%, 3/15/28	200,000	199,457
		292,509
Utilities - 0.2%
Florida Power and Light Co., 2.85%, 4/1/25	125,000	130,325
Interstate Power and Light Co., 3.5%, 9/30/49	150,000	135,824
PacifiCorp., 4.15%, 2/15/50	100,000	112,296
		378,445
Total Corporate Notes and Bonds ( Cost $19,399,399 )		19,541,548
LONG TERM MUNICIPAL BONDS - 0.9%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,206,680
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	500,040
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,251
Total Long Term Municipal Bonds ( Cost $1,824,657 )		1,776,971
MORTGAGE BACKED SECURITIES - 8.4%
Fannie Mae - 5.5%
3%, 9/1/30 Pool # 890696	402,080	422,876
3%, 12/1/30 Pool # AL8924	284,330	298,812
7%, 11/1/31 Pool # 607515	19,720	22,859
3.5%, 12/1/31 Pool # MA0919	122,012	131,155
7%, 5/1/32 Pool # 644591	3,313	3,452
3.5%, 8/1/32 Pool # MA3098	147,723	155,404
5.5%, 10/1/33 Pool # 254904	105,948	119,672
5.5%, 11/1/33 Pool # 555880	258,154	291,250
5%, 5/1/34 Pool # 780890	332,500	368,422
7%, 7/1/34 Pool # 792636	16,560	17,276
4%, 2/1/35 Pool # MA2177	479,925	523,173
5%, 9/1/35 Pool # 820347	182,152	204,091
5%, 9/1/35 Pool # 835699	137,401	151,996
5%, 12/1/35 Pool # 850561	47,131	52,446
5.5%, 9/1/36 Pool # 831820	228,068	260,273
5.5%, 10/1/36 Pool # 901723	84,618	94,151
5.5%, 12/1/36 Pool # 903059	160,544	178,313
4%, 1/1/41 Pool # AB2080	487,952	527,336

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

4.5%, 7/1/41 Pool # AB3274	134,035	146,801
5.5%, 7/1/41 Pool # AL6588	468,520	531,051
4%, 9/1/41 Pool # AJ1406	315,907	341,351
4%, 10/1/41 Pool # AJ4046	432,774	469,819
3.5%, 6/1/42 Pool # AO4134	363,289	389,804
3.5%, 6/1/42 Pool # AO4136	452,614	485,489
3.5%, 8/1/42 Pool # AP2133	465,820	499,764
4%, 10/1/42 Pool # AP7363	379,166	409,994
3%, 2/1/43 Pool # AL3072	581,558	615,102
3%, 2/1/43 Pool # AB8486	793,193	838,457
3.5%, 3/1/43 Pool # AT0310	348,091	373,488
4%, 1/1/45 Pool # AS4257	115,356	124,700
4.5%, 2/1/45 Pool # MA2193	360,363	393,078
3.5%, 4/1/45 Pool # MA2229	350,076	372,909
3.5%, 11/1/45 Pool # BA4907	466,315	496,670
3.5%, 12/1/45 Pool # AS6309	86,406	92,040
4%, 7/1/48 Pool # MA3415	485,131	517,469
		10,920,943
Freddie Mac - 2.9%
4.5%, 2/1/25 Pool # J11722	57,228	60,896
4.5%, 5/1/25 Pool # J12247	50,588	53,691
8%, 6/1/30 Pool # C01005	7,840	9,413
6.5%, 1/1/32 Pool # C62333	64,916	74,299
2.5%, 10/1/34 Pool # SB8010	941,926	977,216
3.5%, 11/1/40 Pool # G06168	227,136	243,412
4.5%, 9/1/41 Pool # Q03516	378,794	415,218
4%, 10/1/41 Pool # Q04092	499,280	539,449
3%, 9/1/42 Pool # C04233	413,265	436,918
3%, 4/1/43 Pool # V80025	609,846	644,781
3%, 4/1/43 Pool # V80026	603,426	637,994
3.5%, 8/1/45 Pool # Q35614	570,268	607,927
3%, 10/1/46 Pool # G60722	456,796	482,250
4%, 3/1/47 Pool # Q46801	492,562	528,780
		5,712,244
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	22,208	26,458
Total Mortgage Backed Securities ( Cost $15,983,425 )		16,659,645
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
U.S. Treasury Bonds - 3.7%
6.625%, 2/15/27	$1,100,000	1,554,953
3.000%, 5/15/42	1,000,000	1,342,383
2.500%, 2/15/45	750,000	937,764
2.500%, 5/15/46	750,000	946,201
2.250%, 8/15/46	750,000	905,332
3.000%, 5/15/47	400,000	554,469
3.000%, 2/15/48	500,000	694,140
3.375%, 11/15/48	250,000	370,928
		7,306,170

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. Treasury Notes - 6.1%
0.125%, 10/15/24		502,425	508,548
3.125%, 5/15/21		1,000,000	1,033,516
2.000%, 11/15/21		1,250,000	1,286,865
1.750%, 5/15/22		1,250,000	1,290,967
2.500%, 8/15/23		1,000,000	1,074,180
2.125%, 3/31/24		1,000,000	1,070,898
2.250%, 11/15/25		1,400,000	1,538,469
1.500%, 8/15/26		90,000	95,544
2.375%, 5/15/27		1,000,000	1,128,047
2.875%, 5/15/28		1,500,000	1,768,594
2.625%, 2/15/29		1,000,000	1,168,828
			11,964,456
Total U.S. Government and Agency Obligations ( Cost $16,531,295 )			19,270,626
		Shares
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (E)		8,944,592	8,944,592
Total Short-Term Investments ( Cost $8,944,592 )			8,944,592
TOTAL INVESTMENTS - 99.9% ( Cost $170,984,560 )			197,784,624
NET OTHER ASSETS AND LIABILITIES - 0.1%			189,018
TOTAL NET ASSETS - 100.0%			$197,973,642

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2020.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.3% of total net assets.
(E)	7-day yield.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 90.5%
Communication Services - 6.0%
CenturyLink Inc., 6.45%, 6/15/21	$205,000	$208,075
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	200,000	162,504
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	137,625
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	200,000	177,000
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	200,000	188,248
Sprint Communications Inc., 6%, 11/15/22	100,000	103,750
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	56,250	55,969
		1,033,171
Consumer Discretionary - 20.3%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	252,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.125%, 5/1/23	350,000	353,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	200,000	205,000
Central Garden & Pet Co., 6.125%, 11/15/23	200,000	192,000
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	180,000
DISH DBS Corp., 6.75%, 6/1/21	300,000	304,200
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	196,979
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	495,000
Penske Automotive Group Inc. (B), 5.75%, 10/1/22	275,000	254,375
Scientific Games International Inc. (A), 5%, 10/15/25	250,000	217,500
Service Corp. International/US, 5.375%, 5/15/24	300,000	305,250
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	247,497
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	287,625
		3,491,426
Consumer Staples - 6.3%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	223,398
Kraft Heinz Foods Co., 3%, 6/1/26	225,000	218,605
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	352,625
Simmons Foods Inc. (A), 5.75%, 11/1/24	325,000	295,035
		1,089,663
Energy - 8.5%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	352,500
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	50,000
Buckeye Partners L.P. (A), 4.125%, 3/1/25	125,000	105,375
Callon Petroleum Co., 6.25%, 4/15/23	375,000	89,062
EnerSys (A), 4.375%, 12/15/27	125,000	117,500
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	100,000	66,000
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	5,625
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	391,920
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	238,750
Unit Corp., 6.625%, 5/15/21	600,000	42,540
		1,459,272
Financials - 7.7%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	125,000	113,750
Equinix Inc., 5.875%, 1/15/26	400,000	408,148
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	215,000

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

High Income Fund Portfolio of Investments (unaudited)

MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	388,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	199,000
		1,323,898
Health Care - 8.3%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	476,564
Avantor Inc. (A), 6%, 10/1/24	200,000	209,540
HCA Inc., 5.875%, 2/15/26	250,000	263,125
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (C), 10%, 4/15/25	425,000	306,000
MEDNAX Inc. (A), 5.25%, 12/1/23	200,000	163,000
		1,418,229
Industrials - 16.0%
ADT Security Corp./The, 3.5%, 7/15/22	225,000	219,375
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (B), 5.25%, 3/15/25	250,000	196,275
Covanta Holding Corp., 5.875%, 3/1/24	500,000	471,250
DAE Funding LLC (A), 5%, 8/1/24	250,000	226,250
DAE Funding LLC (A), 5.25%, 11/15/21	150,000	136,875
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	222,750
Mueller Industries Inc., 6%, 3/1/27	250,000	225,625
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	425,000	391,774
Tennant Co., 5.625%, 5/1/25	250,000	240,625
TransDigm Inc. (A), 6.25%, 3/15/26	225,000	224,156
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	185,560
		2,740,515
Information Technology - 6.1%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24	500,000	380,000
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	258,500
Gartner Inc. (A), 5.125%, 4/1/25	225,000	219,937
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	196,000
		1,054,437
Materials - 3.8%
Berry Global Inc., 5.125%, 7/15/23	250,000	250,550
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	402,000
		652,550
Real Estate - 3.2%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	298,500
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	242,500
		541,000
Utilities - 4.3%
AES Corp., 5.5%, 4/15/25	415,000	406,700
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	95,780
Calpine Corp., 5.5%, 2/1/24	250,000	237,500
		739,980
Total Corporate Notes and Bonds ( Cost $17,652,405 )		15,544,141
	Shares
EXCHANGE TRADED FUNDS - 2.6%
iShares iBoxx High Yield Corporate Bond ETF	5,900	454,713
Total Exchange Traded Funds ( Cost $508,729 )		454,713

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

High Income Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (D)		930,075	930,075
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (D) (E)		292,608	292,608
Total Short-Term Investments ( Cost $1,222,683 )			1,222,683
TOTAL INVESTMENTS - 100.2% ( Cost $19,383,817 )			17,221,537
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(38,386)
TOTAL NET ASSETS - 100.0%			$17,183,151

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)
All or a portion of these securities, with an aggregate fair value of $291,889, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.8% of total net assets.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 89.6%
Communication Services - 5.8%
Comcast Corp., Class A	124,000	$4,263,120
Verizon Communications Inc.	119,500	6,420,735
		10,683,855
Consumer Discretionary - 6.2%
Lowe's Cos. Inc.	73,500	6,324,675
McDonald's Corp.	17,000	2,810,950
TJX Cos. Inc./The	50,000	2,390,500
		11,526,125
Consumer Staples - 8.0%
Hershey Co./The	14,000	1,855,000
Mondelez International Inc., Class A	162,500	8,138,000
PepsiCo Inc.	24,000	2,882,400
Procter & Gamble Co./The	17,500	1,925,000
		14,800,400
Financials - 16.8%
Aon PLC	36,800	6,073,472
Berkshire Hathaway Inc., Class B *	28,400	5,192,372
BlackRock Inc.	4,700	2,067,859
Chubb Ltd.	18,000	2,010,420
JPMorgan Chase & Co.	95,500	8,597,865
Northern Trust Corp.	26,000	1,961,960
Travelers Cos. Inc./The	20,000	1,987,000
US Bancorp	94,500	3,255,525
		31,146,473
Health Care - 18.3%
Amgen Inc.	13,400	2,716,582
Baxter International Inc.	140,000	11,366,600
Becton Dickinson and Co.	27,000	6,203,790
Bristol-Myers Squibb Co.	113,000	6,298,620
Johnson & Johnson	15,000	1,966,950
Medtronic PLC	21,000	1,893,780
Merck & Co. Inc.	25,500	1,961,970
Quest Diagnostics Inc.	19,500	1,565,850
		33,974,142
Industrials - 7.0%
Caterpillar Inc.	16,500	1,914,660
Jacobs Engineering Group Inc.	101,000	8,006,270
Union Pacific Corp.	21,000	2,961,840
		12,882,770
Information Technology - 8.7%
Analog Devices Inc.	23,000	2,061,950
Automatic Data Processing Inc.	18,000	2,460,240
Broadcom Inc.	12,800	3,034,880
Cisco Systems Inc.	45,500	1,788,605

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Large Cap Value Fund Portfolio of Investments (unaudited)

Paychex Inc.		29,500	1,856,140
TE Connectivity Ltd.		37,000	2,330,260
Texas Instruments Inc.		26,000	2,598,180
			16,130,255
Materials - 9.3%
Barrick Gold Corp.		488,000	8,940,160
Franco-Nevada Corp.		42,900	4,269,408
Royal Gold Inc.		46,500	4,078,515
			17,288,083
Real Estate - 3.3%
Prologis Inc., REIT		75,000	6,027,750

Utilities - 6.2%
Dominion Energy Inc.		23,500	1,696,465
Sempra Energy		87,000	9,830,130
			11,526,595
Total Common Stocks ( Cost $155,996,224 )			165,986,448
SHORT-TERM INVESTMENTS - 10.6%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (A)		19,534,123	19,534,123
Total Short-Term Investments ( Cost $19,534,123 )			19,534,123
TOTAL INVESTMENTS - 100.2% ( Cost $175,530,347 )			185,520,571
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(329,827)
TOTAL NET ASSETS - 100.0%			$185,190,744

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.3%
Communication Services - 9.6%
Alphabet Inc., Class C *	7,977	$9,275,735
Liberty Broadband Corp., Class C *	57,866	6,406,924
		15,682,659
Consumer Discretionary - 11.2%
Dollar Tree Inc. *	69,344	5,094,704
Lowe's Cos. Inc.	83,809	7,211,764
TJX Cos. Inc./The	123,498	5,904,439
		18,210,907
Financials - 16.7%
Berkshire Hathaway Inc., Class B *	40,689	7,439,170
Brookfield Asset Management Inc., Class A	121,928	5,395,314
Progressive Corp./The	110,995	8,195,871
US Bancorp	179,998	6,200,931
		27,231,286
Health Care - 19.5%
Alcon Inc. *	106,656	5,420,258
Becton Dickinson and Co.	35,734	8,210,601
Danaher Corp.	41,569	5,753,565
Novartis AG, ADR	78,859	6,501,925
Varian Medical Systems Inc. *	57,754	5,929,026
		31,815,375
Industrials - 10.9%
Copart Inc. *	69,877	4,787,972
Jacobs Engineering Group Inc.	99,811	7,912,018
PACCAR Inc.	81,096	4,957,398
		17,657,388
Information Technology - 17.6%
Accenture PLC, Class A	33,850	5,526,351
Adobe Inc. *	10,688	3,401,349
Analog Devices Inc.	58,379	5,233,677
Cognizant Technology Solutions Corp., Class A	101,537	4,718,425
TE Connectivity Ltd.	59,014	3,716,702
Visa Inc., Class A	37,736	6,080,024
		28,676,528
Materials - 6.9%
Linde PLC	27,982	4,840,886
PPG Industries Inc.	76,012	6,354,603
		11,195,489
Real Estate - 1.9%
American Tower Corp., REIT	14,113	3,073,106
Total Common Stocks ( Cost $130,460,753 )		153,542,738

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Large Cap Growth Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (A)		9,324,888	9,324,888
Total Short-Term Investments ( Cost $9,324,888 )			9,324,888
TOTAL INVESTMENTS - 100.0% ( Cost $139,785,641 )			162,867,626
NET OTHER ASSETS AND LIABILITIES - 0.0%			(31,269)
TOTAL NET ASSETS - 100.0%			$162,836,357

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.5%
Communication Service - 6.8%
Liberty Broadband Corp., Class C *	78,900	$8,735,808

Consumer Discretionary - 17.6%
CarMax Inc. *	83,770	4,509,339
Dollar Tree Inc. *	87,153	6,403,131
Floor & Decor Holdings Inc., Class A *	46,479	1,491,511
Mohawk Industries Inc. *	27,700	2,111,848
O'Reilly Automotive Inc. *	12,046	3,626,448
Ross Stores Inc.	52,385	4,555,924
		22,698,201
Consumer Staples - 1.4%
Brown-Forman Corp., Class B	31,544	1,751,007

Financials - 29.6%
Capital Markets - 3.3%
Brookfield Asset Management Inc., Class A	96,626	4,275,701

Commercial Banks - 2.7%
Cullen/Frost Bankers Inc. (A)	17,165	957,635
Glacier Bancorp Inc.	73,687	2,505,727
		3,463,362
Insurance - 23.6%
Arch Capital Group Ltd. *	249,383	7,097,440
Brown & Brown Inc.	152,850	5,536,227
Kemper Corp.	46,774	3,478,582
Markel Corp. *	6,698	6,215,007
Progressive Corp./The	62,266	4,597,722
WR Berkley Corp.	67,436	3,518,136
		30,443,114
		38,182,177
Health Care - 4.5%
Elanco Animal Health Inc. *	72,612	1,625,783
Laboratory Corp. of America Holdings *	33,374	4,218,140
		5,843,923
Industrials - 19.0%
Carlisle Cos. Inc.	22,900	2,868,912
Copart Inc. *	83,466	5,719,090
Expeditors International of Washington Inc.	38,361	2,559,446
Fastenal Co.	130,459	4,076,844
HD Supply Holdings Inc. *	111,636	3,173,811
IHS Markit Ltd.	101,098	6,065,880
		24,463,983

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Mid Cap Fund Portfolio of Investments (unaudited)

Information Technology - 11.2%
Amphenol Corp., Class A		43,662	3,182,087
CDW Corp.		42,013	3,918,552
Gartner Inc. *		52,688	5,246,144
TE Connectivity Ltd.		33,412	2,104,288
			14,451,071
Materials - 2.4%
NewMarket Corp.		8,220	3,147,191
Total Common Stocks (Cost $82,982,350)			119,273,361
SHORT-TERM INVESTMENTS - 7.5%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (B)		9,646,689	9,646,689
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (B) (C)		5,750	5,750
Total Short-Term Investments (Cost $9,652,439)			9,652,439
TOTAL INVESTMENTS - 100.0% (Cost $92,634,789)			128,925,800
NET OTHER ASSETS AND LIABILITIES - 0.0%			(54,488)
TOTAL NET ASSETS - 100.0%			$128,871,312

*	Non-income producing.
(A)
All or a portion of these securities, with an aggregate fair value of $5,579, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.

(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.9%
Australia - 1.1%
BHP Group PLC (A)	17,402	$269,156

Canada - 3.6%
Canadian National Railway Co. (A)	3,450	269,739
Suncor Energy Inc. (A)	21,601	344,744
TMX Group Ltd. (A)	3,320	247,166
		861,649
China - 2.6%
ENN Energy Holdings Ltd. (A)	20,300	195,225
Ping An Insurance Group Co. of China Ltd., Class H (A)	43,000	420,633
		615,858
Denmark - 2.3%
Carlsberg AS, Class B (A)	3,179	360,868
Vestas Wind Systems AS (A)	2,220	180,713
		541,581
Finland - 2.2%
Nordea Bank Abp (A)	44,894	253,422
Sampo Oyj, Class A (A)	9,059	264,972
		518,394
France - 13.5%
Air Liquide S.A. (A)	3,696	473,742
BNP Paribas S.A. (A)	5,329	160,644
Engie S.A. (A)	46,418	480,154
Safran S.A. (A)	4,806	422,428
Sanofi (A)	8,524	750,460
Vinci S.A. (A)	3,372	279,016
Vivendi S.A. (A)	29,300	628,679
		3,195,123
Germany - 7.5%
Fresenius Medical Care AG & Co. KGaA (A)	4,084	272,417
Infineon Technologies AG (A)	13,826	207,095
Merck KGaA (A)	1,710	177,314
SAP SE (A)	7,410	851,062
Vonovia SE (A)	5,289	260,701
		1,768,589
Hong Kong - 0.5%
ESR Cayman Ltd. * (A) (B)	53,200	114,408

Indonesia - 0.3%
Bank Mandiri Persero Tbk PT (A)	265,600	75,959

Ireland - 4.3%
Medtronic PLC	8,509	767,342
Ryanair Holdings PLC, ADR *	4,877	258,920
		1,026,262

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

International Stock Fund Portfolio of Investments (unaudited)

Israel - 1.1%
Bank Leumi Le-Israel BM (A)	48,950	270,651

Italy - 2.2%
Enel SpA (A)	74,749	520,284

Japan - 15.1%
Asahi Group Holdings Ltd. (A)	6,500	211,048
Daiwa House Industry Co. Ltd. (A)	17,135	424,380
Hitachi Ltd. (A)	15,300	445,381
Kao Corp. (A)	5,630	460,979
Makita Corp. (A)	10,300	315,820
Nexon Co. Ltd. * (A)	28,500	466,166
Nintendo Co. Ltd. (A)	1,500	578,541
Sumitomo Mitsui Financial Group Inc. (A)	13,000	315,865
Suzuki Motor Corp. (A)	6,500	155,531
Yamaha Corp. (A)	5,600	218,297
		3,592,008
Luxembourg - 0.7%
ArcelorMittal S.A. (A)	16,732	158,569

Mexico - 0.6%
Arca Continental S.A.B. de C.V. (A)	37,100	149,745

Netherlands - 3.9%
ABN AMRO Bank N.V. (A) (B)	16,135	132,447
Koninklijke DSM N.V. (A)	3,946	448,400
Wolters Kluwer N.V. (A)	4,704	334,453
		915,300
Norway - 2.9%
Equinor ASA (A)	25,709	323,849
Telenor ASA (A)	24,963	365,820
		689,669
Portugal - 0.8%
EDP - Energias de Portugal S.A. (A)	19,396	77,938
Galp Energia SGPS S.A. (A)	9,283	105,986
		183,924
Singapore - 2.0%
DBS Group Holdings Ltd. (A)	18,690	244,375
NetLink NBN Trust (A)	379,100	239,049
		483,424

South Korea - 1.5%
Samsung Electronics Co. Ltd. (A)	8,915	346,474

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

International Stock Fund Portfolio of Investments (unaudited)

Sweden - 2.6%
Assa Abloy AB, Class B (A)		17,767	335,885
Epiroc AB, Class A (A)		27,824	275,831
			611,716
Switzerland - 7.4%
ABB Ltd. (A)		27,097	476,434
Novartis AG (A)		12,388	1,023,807
Roche Holding AG (A)		794	258,141
			1,758,382
United Kingdom - 16.2%
Aon PLC		2,823	465,908
Compass Group PLC (A)		18,037	281,821
Ferguson PLC (A)		4,212	263,380
Howden Joinery Group PLC (A)		21,579	136,684
Informa PLC (A)		37,482	207,875
Network International Holdings PLC * (A) (B)		20,666	101,422
Prudential PLC (A)		36,798	469,728
RELX PLC (A)		32,405	694,670
RSA Insurance Group PLC (A)		40,781	211,981
Tesco PLC (A)		177,857	503,649
Unilever PLC (A)		9,904	499,989
			3,837,107
Total Common Stocks ( Cost $24,472,514 )			22,504,232
PREFERRED STOCK - 2.0%
Germany - 2.0%
Volkswagen AG (A)		4,076	485,632
Total Preferred Stocks ( Cost $748,749 )			485,632
SHORT-TERM INVESTMENTS - 2.8%
United States - 2.8%
State Street Institutional U.S. Government Money Market Fund, 0.32%, Premier Class (C)		651,770	651,770
Total Short-Term Investments ( Cost $651,770 )			651,770
TOTAL INVESTMENTS - 99.7% ( Cost $25,873,033 )			23,641,634
NET OTHER ASSETS AND LIABILITIES - 0.3%			65,965
TOTAL NET ASSETS - 100.0%			$23,707,599

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 1).

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 90.0%
Alternative Funds - 1.9%
SPDR Gold Shares *		4,173	$617,813

Bond Funds - 72.1%
iShares 20+ Year Treasury Bond ETF		19,546	3,224,504
iShares MBS ETF		133,142	14,704,202
Schwab U.S. TIPS ETF		90,653	5,213,454
Vanguard Short-Term Corporate Bond ETF		4,142	327,632
			23,469,792
Foreign Stock Funds - 8.1%
iShares Edge MSCI Minimum Volatility EAFE ETF		5,251	325,825
iShares Global Energy ETF		40,354	681,579
iShares MSCI Japan Small-Cap ETF		5,425	320,238
SPDR S&P China ETF		7,213	658,186
VanEck Vectors Gold Miners ETF		27,719	638,646
			2,624,474
Stock Funds - 7.9%
iShares Edge MSCI Minimum Volatility USA ETF		5,976	322,764
iShares Nasdaq Biotechnology ETF		3,033	326,775
Vanguard Dividend Appreciation ETF		3,134	324,024
Vanguard Growth ETF		2,074	324,975
Vanguard Information Technology ETF		6,083	1,288,988
			2,587,526
TOTAL INVESTMENTS - 90.0% (Cost $28,422,566)			29,299,605
NET OTHER ASSETS AND LIABILITIES - 10.0%			3,263,891
TOTAL NET ASSETS - 100.0%			$32,563,496

*	Non-income producing.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 89.9%
Alternative Funds - 2.9%
SPDR Gold Shares *		11,392	$1,686,586

Bond Funds - 43.0%
iShares 20+ Year Treasury Bond ETF		31,482	5,193,586
iShares MBS ETF		132,371	14,619,053
Schwab U.S. TIPS ETF		81,115	4,664,924
Vanguard Short-Term Corporate Bond ETF		7,413	586,368
			25,063,931
Foreign Stock Funds - 20.2%
iShares Edge MSCI Minimum Volatility EAFE ETF		56,384	3,498,627
iShares Global Energy ETF		144,434	2,439,490
iShares MSCI Japan Small-Cap ETF		19,418	1,146,245
SPDR S&P China ETF		38,725	3,533,656
VanEck Vectors Gold Miners ETF		50,598	1,165,778
			11,783,796
Stock Funds - 23.8%
iShares Edge MSCI Minimum Volatility USA ETF		42,778	2,310,440
iShares Nasdaq Biotechnology ETF		16,286	1,754,653
Vanguard Dividend Appreciation ETF		33,648	3,478,867
Vanguard Growth ETF		11,137	1,745,056
Vanguard Information Technology ETF		21,771	4,613,275
			13,902,291
TOTAL INVESTMENTS - 89.9% (Cost $53,537,909)			52,436,604
NET OTHER ASSETS AND LIABILITIES - 10.1%			5,891,814
TOTAL NET ASSETS - 100.0%			$58,328,418

*	Non-income producing.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 89.9%
Alternative Funds - 2.8%
SPDR Gold Shares *		6,471	$958,032

Bond Funds - 35.0%
iShares 20+ Year Treasury Bond ETF		18,359	3,028,684
iShares MBS ETF		61,754	6,820,112
Schwab U.S. TIPS ETF		29,564	1,700,226
Vanguard Short-Term Corporate Bond ETF		4,323	341,949
			11,890,971
Foreign Stock Funds - 23.2%
iShares Edge MSCI Minimum Volatility EAFE ETF		43,796	2,717,542
iShares Global Energy ETF		84,227	1,422,594
iShares MSCI Japan Small-Cap ETF		17,042	1,005,989
SPDR S&P China ETF		22,583	2,060,699
VanEck Vectors Gold Miners ETF		29,651	683,159
			7,889,983
Stock Funds - 28.9%
iShares Edge MSCI Minimum Volatility USA ETF		24,946	1,347,333
iShares Nasdaq Biotechnology ETF		12,663	1,364,312
Vanguard Dividend Appreciation ETF		22,892	2,366,804
Vanguard Growth ETF		8,654	1,355,995
Vanguard Information Technology ETF		15,870	3,362,853
			9,797,297
TOTAL INVESTMENTS - 89.9% (Cost $31,372,564)			30,536,283
NET OTHER ASSETS AND LIABILITIES - 10.1%			3,413,939
TOTAL NET ASSETS - 100.0%			$33,950,222

*	Non-income producing.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

| March 31, 2020

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 89.8%
Alternative Funds - 2.9%
SPDR Gold Shares *		4,562	$675,404

Bond Funds - 26.9%
iShares 20+ Year Treasury Bond ETF		12,659	2,088,355
iShares MBS ETF		31,880	3,520,827
Schwab U.S. TIPS ETF		8,154	468,937
Vanguard Short-Term Corporate Bond ETF		3,070	242,837
			6,320,956
Foreign Stock Funds - 26.2%
iShares Edge MSCI Minimum Volatility EAFE ETF		37,788	2,344,745
iShares Global Energy ETF		58,079	980,954
iShares MSCI Japan Small-Cap ETF		15,616	921,813
SPDR S&P China ETF		15,572	1,420,945
VanEck Vectors Gold Miners ETF		20,446	471,076
			6,139,533
Stock Funds - 33.8%
iShares Edge MSCI Minimum Volatility USA ETF		17,202	929,080
iShares Nasdaq Biotechnology ETF		10,915	1,175,982
Vanguard Dividend Appreciation ETF		18,063	1,867,533
Vanguard Growth ETF		7,453	1,167,811
Vanguard Information Technology ETF		13,132	2,782,671
			7,923,077
TOTAL INVESTMENTS - 89.8% (Cost $21,789,529)			21,058,970
NET OTHER ASSETS AND LIABILITIES - 10.2%			2,383,414
TOTAL NET ASSETS - 100.0%			$23,442,384

*	Non-income producing.
EAFE	Europe, Australasia & Far East.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Investment Adviser’s Pricing Committee (the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each fund currently limits investments in illiquid investments (as defined under Rile 22e-4 of the 1940 Act) to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the security. At March 31, 2020, there were no illiquid securities held in the funds.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Notes to Portfolio of Investments (unaudited)

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2020, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2020, in valuing the funds' investments carried at fair value:

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	3/31/20
Conservative Allocation
Investment Companies	$112,819,466	$–	$–	$112,819,466
Short-Term Investments	10,999,659	–	–	10,999,659
	123,819,125	–	–	123,819,125
Moderate Allocation
Investment Companies	147,073,690	–	–	147,073,690
Short-Term Investments	23,202,514	–	–	23,202,514
	170,276,204	–	–	170,276,204
Aggressive Allocation
Investment Companies	44,600,536	–	–	44,600,536
Short-Term Investments	7,584,708	–	–	7,584,708
	52,185,244	–	–	52,185,244
Core Bond
Assets:
Asset Backed Securities	–	4,788,221	–	4,788,221
Collateralized Mortgage Obligations	–	4,418,073	–	4,418,073
Commercial Mortgage-Backed Securities	–	2,192,322	–	2,192,322
Corporate Notes and Bonds	–	37,629,333	–	37,629,333
Long Term Municipal Bonds	–	2,587,288	–	2,587,288
Mortgage Backed Securities	–	30,630,426	–	30,630,426
U.S. Government and Agency Obligations	–	36,606,644	–	36,606,644
Short-Term Investments	2,061,774	–	–	2,061,774
	2,061,774	118,852,307	–	120,914,081
High Income
Corporate Notes and Bonds	–	15,544,141	–	15,544,141

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Notes to Portfolio of Investments (unaudited)

Exchange Traded Funds	454,713	–	–	454,713
Short-Term Investments	1,222,683	–	–	1,222,683
	1,677,396	15,544,141	–	17,221,537
Diversified Income
Common Stocks	123,984,211	–	–	123,984,211
Asset Backed Securities	–	3,408,087	–	3,408,087
Collateralized Mortgage Obligations	–	3,349,601	–	3,349,601
Commercial Mortgage-Backed Securities	–	849,343	–	849,343
Corporate Notes and Bonds	–	19,541,548	–	19,541,548
Long Term Municipal Bonds	–	1,776,971	–	1,776,971
Mortgage Backed Securities	–	16,659,645	–	16,659,645
U.S. Government and Agency Obligations	–	19,270,626	–	19,270,626
Short-Term Investments	8,944,592	–	–	8,944,592
	132,928,803	64,855,821	–	197,784,624

Large Cap Value
Common Stocks	165,986,448	–	–	165,986,448
Short-Term Investments	19,534,123	–	–	19,534,123
	185,520,571	–	–	185,520,571
Large Cap Growth
Common Stocks	153,542,738	–	–	153,542,738
Short-Term Investments	9,324,888	–	–	9,324,888
	162,867,626	–	–	162,867,626
Mid Cap
Common Stocks	119,273,361	–	–	119,273,361
Short-Term Investments	9,652,439	–	–	9,652,439
	128,925,800	–	–	128,925,800

International Stock
Common Stocks
Australia	–	269,156	–	269,156
Canada	–	861,649	–	861,649
China	–	615,858	–	615,858
Denmark	–	541,581	–	541,581
Finland	–	518,394	–	518,394
France	–	3,195,123	–	3,195,123
Germany	–	1,768,589	–	1,768,589
Hong Kong	–	114,408	–	114,408
Indonesia	–	75,959	–	75,959
Ireland	1,026,262	–	–	1,026,262
Israel	–	270,651	–	270,651
Italy	–	520,284	–	520,284
Japan	–	3,592,008	–	3,592,008
Luxembourg	–	158,569	–	158,569
Mexico	–	149,745	–	149,745
Netherlands	–	915,300	–	915,300
Norway	–	689,669	–	689,669
Portugal	–	183,924	–	183,924
Singapore	–	483,424	–	483,424
South Korea	–	346,474	–	346,474
Sweden	–	611,716	–	611,716
Switzerland	–	1,758,382	–	1,758,382
United Kingdom	465,908	3,371,199	–	3,837,107
Preferred Stocks	–	485,632	–	485,632

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Notes to Portfolio of Investments (unaudited)

Short-Term Investments	651,770	–	–	651,770
	2,143,940	21,497,694	–	23,641,634
Madison Target Retirement 2020 Fund	29,299,605	–	–	29,299,605
Madison Target Retirement 2030 Fund	52,436,604	–	–	52,436,604
Madison Target Retirement 2040 Fund	30,536,283	–	–	30,536,283
Madison Target Retirement 2050 Fund	21,058,970	–	–	21,058,970

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the Target allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

4. SECURITIES LENDING
The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of March 31, 2020, the aggregate fair value of securities on loan for the Trust was $43,642,393. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$15,837,554	$2,182,704	$14,160,645
Moderate Allocation	23,459,822	6,856,264	17,251,934
Aggressive Allocation	3,961,781	1,000,414	3,061,746
Core Bond	85,768	89,180	-
High Income	291,889	292,608	-
Mid Cap	5,579	5,750	-
* Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

5. Federal Income Tax Information: At March 31, 2020, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Notes to Portfolio of Investments (unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,261,690	$2,378,612	$883,078
Moderate Allocation	3,354,825	3,915,539	(560,714)
Aggressive Allocation	1,007,837	2,425,192	(1,417,355)
Core Bond	8,974,526	2,389,135	6,585,391
High Income	63,638	2,225,918	(2,162,280)
Diversified Income	32,403,749	5,603,685	26,800,064
Large Cap Value	17,185,861	7,195,637	9,990,224
Large Cap Growth	34,740,686	11,658,701	23,081,985
Mid Cap	44,095,591	7,804,580	36,291,011
International Stock	1,594,083	3,825,482	(2,231,399)
Madison Target Retirement 2020	958,430	81,391	877,039
Madison Target Retirement 2030	979,162	2,080,467	(1,101,305)
Madison Target Retirement 2040	590,678	1,426,959	(836,281)
Madison Target Retirement 2050	377,015	1,107,574	(730,559)

6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2020

Notes to Portfolio of Investments (unaudited)

Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

In addition to the other risks described above and, in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

See accompanying Notes to Portfolios of Investments.